EMPLOYEE BENEFITS (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFITS [Abstract]
Accrued employee benefits	210,287,692	175,141,564
Penalty on daily rate basis as a percentage of outstanding contribution	0.05%
Penalty accrued for employee benefits		25,807,949	12,063,712
Amount of penalty accruals reversed related to the outstanding social welfare contributions	25,807,949